UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21853

Northern Lights Variable Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	12/31

Date of reporting period:	12/31/24

Item 1. Reports to Stockholders.

(a)

Donoghue Forlines Dividend VIT Fund

Class 1

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Dividend VIT Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$213	2.00%

How did the Fund perform during the reporting period?

The performance of the Fund over the past year was driven by a broad rally in equity markets seen throughout the year. The Fund remained fully invested in risk-adjusted dividend yielding equities benefiting from both income and capital appreciation. Stock selection, engineered by our proprietary quantitative methodology, played a significant role in the performance of the Fund. The value category underperformed growth and most major benchmark indexes during the period.

During the fiscal year ended December 31, 2024, the performance of the Fund did not deviate from managers expectations. The Fund is designed to protect against capital destroying downside while participating in market appreciation. In December 2024, the Fund tracking index for the strategy was changed from the FCF Risk Managed Sector Neutral Dividend Index to the DF Risk-Managed Dividend Index.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Donoghue Forlines Dividend VIT Fund	Russell 1000® Index	Russell 1000® Value Index	Syntax US LargeCap 500 Total Return Index
Dec-2014	$10,000	$10,000	$10,000	$10,000
Dec-2015	$9,606	$10,092	$9,617	$10,121
Dec-2016	$9,670	$11,308	$11,285	$11,318
Dec-2017	$10,723	$13,761	$12,827	$13,843
Dec-2018	$9,864	$13,102	$11,767	$13,269
Dec-2019	$9,584	$17,220	$14,890	$17,466
Dec-2020	$8,888	$20,830	$15,306	$21,201
Dec-2021	$11,582	$26,340	$19,157	$26,963
Dec-2022	$10,383	$21,302	$17,713	$21,682
Dec-2023	$10,218	$26,953	$19,743	$27,561
Dec-2024	$11,522	$33,560	$22,580	$34,708

Average Annual Total Returns

	1 Year	5 Years	10 Years
Donoghue Forlines Dividend VIT Fund	12.76%	3.75%	1.43%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Syntax US LargeCap 500 Total Return Index	25.93%	14.72%	13.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$8,229,955
  Number of Portfolio Holdings52
  Advisory Fee (net of waivers)$20,774
  Portfolio Turnover181%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	12.2%
Common Stocks	86.1%
Money Market Funds	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
31.3%
Collateral for Securities Loaned
13.9%
Health Care
11.9%
Energy
11.9%
Technology
7.9%
Consumer Staples
6.0%
Communications
5.9%
Industrials
5.9%
Utilities
5.7%
Consumer Discretionary
4.0%
Real Estate
4.0%
Materials
3.8%
Money Market Funds
1.9%
Liabilities in Excess of Other Assets
-14.1%

Value	Value
Liabilities in Excess of Other Assets	-14.1%
Money Market Funds	1.9%
Materials	3.8%
Real Estate	4.0%
Consumer Discretionary	4.0%
Utilities	5.7%
Industrials	5.9%
Communications	5.9%
Consumer Staples	6.0%
Technology	7.9%
Energy	11.9%
Health Care	11.9%
Collateral for Securities Loaned	13.9%
Financials	31.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
AbbVie, Inc.	2.1%
Conagra Brands, Inc.	2.1%
Coterra Energy, Inc.	2.1%
Cisco Systems, Inc.	2.1%
Bristol-Myers Squibb Company	2.1%
MetLife, Inc.	2.0%
Kinder Morgan, Inc.	2.0%
Best Buy Company, Inc.	2.0%
Gilead Sciences, Inc.	2.0%
Morgan Stanley	2.0%

Material Fund Changes

The Fund’s adviser has elected to change the index the Fund seeks to track from the FCF Risk Managed Sector Neutral Dividend Index to the DF Risk-Managed Dividend Index. Effective on or about December 20, 2024, the Fund seeks to track the DF Risk-Managed Dividend Index.

Donoghue Forlines Dividend VIT Fund - Class 1

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-DFDIV VIT-AR 123124

Donoghue Forlines Momentum VIT Fund

Class 1

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Momentum VIT Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$174	1.56%

How did the Fund perform during the reporting period?

The performance of the Fund over the past year was driven by a broad rally in equity markets seen throughout the year. The Fund remained fully invested in risk-adjusted price momentum equities benefiting from the risk-on market environment. Stock selection, engineered by our proprietary quantitative methodology, played a significant role in the performance of the Fund. The growth category outperformed value and most major benchmark indexes during the period.

During the fiscal year ended December 31, 2024, the performance of the Fund did not deviate from managers expectations. The Fund is designed to protect against capital destroying downside while participating in market appreciation. In December 2024, the Fund tracking index for the strategy was changed from the FCF Risk Managed Sector Neutral Momentum Index to the DF Risk-Managed Momentum Index.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Donoghue Forlines Momentum VIT Fund
Russell 1000® Index
Syntax US LargeCap 500 Total Return Index
$40,000
$30,000
$20,000
$10,000
$0
$34,708
$33,560
$19,362
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Donoghue Forlines Momentum VIT Fund	Russell 1000® Index	Syntax US LargeCap 500 Total Return Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,895	$10,092	$10,121
Dec-2016	$10,428	$11,308	$11,318
Dec-2017	$12,610	$13,761	$13,843
Dec-2018	$12,274	$13,102	$13,269
Dec-2019	$13,240	$17,220	$17,466
Dec-2020	$13,081	$20,830	$21,201
Dec-2021	$16,962	$26,340	$26,963
Dec-2022	$13,135	$21,302	$21,682
Dec-2023	$15,738	$26,953	$27,561
Dec-2024	$19,362	$33,560	$34,708

Average Annual Total Returns

	1 Year	5 Years	10 Years
Donoghue Forlines Momentum VIT Fund	23.03%	7.90%	6.83%
Russell 1000® Index	24.51%	14.28%	12.87%
Syntax US LargeCap 500 Total Return Index	25.93%	14.72%	13.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$63,673,179
  Number of Portfolio Holdings52
  Advisory Fee $660,870
  Portfolio Turnover232%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	4.0%
Common Stocks	94.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
33.7%
Communications
21.6%
Financials
10.0%
Industrials
7.7%
Consumer Staples
6.1%
Health Care
6.0%
Consumer Discretionary
5.6%
Collateral for Securities Loaned
4.3%
Real Estate
3.9%
Utilities
2.0%
Materials
2.0%
Money Market Funds
1.6%
Liabilities in Excess of Other Assets
-4.5%

Value	Value
Liabilities in Excess of Other Assets	-4.5%
Money Market Funds	1.6%
Materials	2.0%
Utilities	2.0%
Real Estate	3.9%
Collateral for Securities Loaned	4.3%
Consumer Discretionary	5.6%
Health Care	6.0%
Consumer Staples	6.1%
Industrials	7.7%
Financials	10.0%
Communications	21.6%
Technology	33.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Palantir Technologies, Inc. - Class A	2.2%
Cisco Systems, Inc.	2.1%
Monster Beverage Corporation	2.1%
Fiserv, Inc.	2.1%
Gilead Sciences, Inc.	2.1%
Corning, Inc.	2.1%
Kroger Company (The)	2.1%
LPL Financial Holdings, Inc.	2.0%
Guidewire Software, Inc.	2.0%
Welltower, Inc.	2.0%

Material Fund Changes

The Fund’s adviser has elected to change the index the Fund seeks to track from the FCF Risk Managed Sector Neutral Momentum Index to the DF Risk-Managed Momentum Index. Effective on or about December 20, 2024, the Fund seeks to track the DF Risk-Managed Momentum Index.

Donoghue Forlines Momentum VIT Fund - Class 1

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-DFMOM VIT-AR 123124

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2023	$31,640
2024	$33,220

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2023	$7,020
2024	$7,380

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2023 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2023 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Donoghue Forlines Dividend VIT Fund

Class 1 shares

Class 2 shares

Donoghue Forlines Momentum VIT Fund

Class 1 shares

Class 2 shares

Annual Financial Statements and Additional

Information

December 31, 2024

1-877-779-7462

Distributed by Northern Lights Distributors, LLC

Member FINRA

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3%
	ASSET MANAGEMENT - 3.9%
912	Ares Management Corporation, Class A(a)	$161,452
1,381	T Rowe Price Group, Inc.	156,177
		317,629
	AUTOMOTIVE - 1.9%
16,066	Ford Motor Company	159,053

	BANKING - 13.5%
2,329	Citigroup, Inc.	163,938
3,658	Citizens Financial Group, Inc.	160,074
3,700	Fifth Third Bancorp(a)	156,436
9,677	Huntington Bancshares, Inc.	157,445
836	PNC Financial Services Group, Inc. (The)	161,223
6,656	Regions Financial Corporation	156,549
3,292	US Bancorp(a)	157,456
		1,113,121
	BIOTECH & PHARMA - 8.1%
973	AbbVie, Inc.	172,902
609	Amgen, Inc.	158,730
2,998	Bristol-Myers Squibb Company	169,567
1,813	Gilead Sciences, Inc.	167,467
		668,666
	CABLE & SATELLITE - 2.0%
4,291	Comcast Corporation, Class A	161,041

	CONTAINERS & PACKAGING - 2.0%
715	Packaging Corporation of America	160,968

	ELECTRIC UTILITIES - 5.7%
714	Constellation Energy Corporation	159,729
1,755	NRG Energy, Inc.	158,336
1,118	Vistra Corporation	154,139
		472,204

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	FOOD - 2.1%
6,192	Conagra Brands, Inc.	$171,828

	HEALTH CARE FACILITIES & SERVICES - 1.8%
3,362	CVS Health Corporation	150,920

	INFRASTRUCTURE REIT - 1.9%
869	American Tower Corporation	159,383

	INSTITUTIONAL FINANCIAL SERVICES - 8.0%
2,097	Bank of New York Mellon Corporation (The)	161,113
1,324	Morgan Stanley	166,453
1,594	Northern Trust Corporation	163,385
1,681	State Street Corporation	164,990
		655,941
	INSURANCE - 4.1%
2,059	MetLife, Inc.	168,591
1,391	Prudential Financial, Inc.	164,875
		333,466
	MACHINERY - 2.0%
474	Snap-on, Inc.(a)	160,914

	MEDICAL EQUIPMENT & DEVICES - 2.0%
2,030	Medtronic PLC	162,156

	METALS & MINING - 1.8%
4,046	Newmont Corporation	150,592

	OIL & GAS PRODUCERS - 11.9%
1,100	Chevron Corporation	159,324
6,658	Coterra Energy, Inc.(a)	170,046
6,141	Kinder Morgan, Inc.	168,263
1,612	ONEOK, Inc.	161,845
1,361	Phillips 66	155,059

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	OIL & GAS PRODUCERS - 11.9% (Continued)
3,004	Williams Companies, Inc. (The)(a)	$162,576
		977,113
	RETAIL - DISCRETIONARY - 2.1%
1,952	Best Buy Company, Inc.	167,482

	RETAIL REIT - 2.0%
965	Simon Property Group, Inc.	166,183

	SPECIALTY FINANCE - 1.9%
2,822	Fidelity National Financial, Inc.(a)	158,427

	TECHNOLOGY HARDWARE - 4.0%
2,867	Cisco Systems, Inc.	169,726
4,873	HP, Inc.	159,006
		328,732
	TECHNOLOGY SERVICES - 3.9%
719	International Business Machines Corporation	158,058
1,173	Paychex, Inc.	164,478
		322,536
	TELECOMMUNICATIONS - 3.9%
7,138	AT&T, Inc.	162,532
4,032	Verizon Communications, Inc.	161,240
		323,772
	TOBACCO & CANNABIS - 3.9%
3,091	Altria Group, Inc.	161,628
1,352	Philip Morris International, Inc.	162,714
		324,342
	TRANSPORTATION & LOGISTICS - 2.0%
724	Union Pacific Corporation	165,100

	TRANSPORTATION EQUIPMENT - 1.9%
1,498	PACCAR, Inc.	155,822

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	TOTAL COMMON STOCKS (Cost $7,944,469)	$8,087,391

	SHORT-TERM INVESTMENTS — 15.8%
	COLLATERAL FOR SECURITIES LOANED - 13.9%
1,145,517	Mount Vernon Liquid Assets Portfolio, 4.51% (Cost $1,145,517)(b),(c)	1,145,517

	MONEY MARKET FUNDS - 1.9%
155,237	Fidelity Investments Money Market Government Portfolio, Class I, 4.38%(c)	155,237
1,456	Invesco Government and Agency Portfolio, Private Class, 4.13%(c)	1,456
	TOTAL MONEY MARKET FUNDS (Cost $156,693)	156,693

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,302,210)	1,302,210

	TOTAL INVESTMENTS - 114.1% (Cost $9,246,679)	$9,389,601
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.1)%	(1,159,646)
	NET ASSETS - 100.0%	$8,229,955

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $1,115,679.

(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $1,145,517 at December 31, 2024.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.6%
	ADVERTISING & MARKETING - 1.8%
9,843	Trade Desk, Inc. (The), Class A(a)	$1,156,848

	ASSET MANAGEMENT - 6.0%
7,390	Apollo Global Management, Inc.	1,220,532
3,993	LPL Financial Holdings, Inc.	1,303,755
8,172	Raymond James Financial, Inc.	1,269,357
		3,793,644
	BEVERAGES - 2.1%
25,335	Monster Beverage Corporation(a)	1,331,608

	BIOTECH & PHARMA - 2.1%
14,288	Gilead Sciences, Inc.	1,319,783

	CONTAINERS & PACKAGING - 2.0%
5,531	Packaging Corporation of America	1,245,194

	DIVERSIFIED INDUSTRIALS - 1.9%
12,086	Pentair PLC	1,216,335

	ELECTRIC UTILITIES - 2.0%
9,041	Vistra Corporation	1,246,483

	ELECTRICAL EQUIPMENT - 3.8%
3,839	GE Vernova, LLC	1,262,762
10,489	Vertiv Holdings Company	1,191,655
		2,454,417
	ENTERTAINMENT CONTENT - 6.0%
3,903	AppLovin Corporation, Class A(a)	1,263,908
6,930	Take-Two Interactive Software, Inc.(a)	1,275,674
11,517	Walt Disney Company (The)	1,282,419
		3,822,001

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	HEALTH CARE REIT - 2.0%
10,265	Welltower, Inc.	$1,293,698

	INFRASTRUCTURE REIT- 1.9%
1,094	Texas Pacific Land Corporation	1,209,920

	INSTITUTIONAL FINANCIAL SERVICES - 4.0%
16,567	Bank of New York Mellon Corporation (The)	1,272,843
7,301	Interactive Brokers Group, Inc.	1,289,867
		2,562,710
	INTERNET MEDIA & SERVICES - 9.8%
249	Booking Holdings, Inc.	1,237,137
7,482	DoorDash, Inc., Class A(a)	1,255,106
6,936	Expedia Group, Inc.(a)	1,292,384
1,409	Netflix, Inc.(a)	1,255,869
16,122	Zillow Group, Inc., Class C(a)	1,193,834
		6,234,330
	LEISURE FACILITIES & SERVICES - 3.9%
24,241	Las Vegas Sands Corporation	1,245,017
9,800	Live Nation Entertainment, Inc.(a)(b)	1,269,100
		2,514,117
	MEDICAL EQUIPMENT & DEVICES - 3.9%
4,827	Insulet Corporation(a)	1,260,185
7,898	Natera, Inc.(a)	1,250,253
		2,510,438
	RETAIL - CONSUMER STAPLES - 4.0%
21,522	Kroger Company (The)	1,316,070
13,900	Walmart, Inc.	1,255,865
		2,571,935
	RETAIL - DISCRETIONARY - 1.7%
5,260	Carvana Company, Class A(a)	1,069,674

	SOFTWARE - 19.6%
4,806	Atlassian Corporation, Class A(a)	1,169,684
8,435	Datadog, Inc., Class A(a)	1,205,277
13,463	Fortinet, Inc.(a)	1,271,984

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	SOFTWARE - 19.6% (Continued)
7,733	Guidewire Software, Inc.(a)	$1,303,629
1,818	HubSpot, Inc.(a)	1,266,728
7,391	Oracle Corporation	1,231,636
18,203	Palantir Technologies, Inc., Class A(a)(b)	1,376,694
3,720	Salesforce, Inc.	1,243,708
1,151	ServiceNow, Inc.(a)	1,220,198
7,676	Snowflake, Inc., Class A(a)	1,185,251
		12,474,789
	TECHNOLOGY HARDWARE - 6.1%
22,528	Cisco Systems, Inc.	1,333,657
27,712	Corning, Inc.	1,316,874
3,266	Zebra Technologies Corporation(a)	1,261,395
		3,911,926
	TECHNOLOGY SERVICES - 8.0%
4,389	Automatic Data Processing, Inc.	1,284,792
601	Fair Isaac Corporation(a)	1,196,549
6,472	Fiserv, Inc.(a)	1,329,478
34,364	Toast, Inc., Class A(a)	1,252,568
		5,063,387
	TELECOMMUNICATIONS - 4.0%
56,215	AT&T, Inc.	1,280,016
5,633	T-Mobile US, Inc.	1,243,372
		2,523,388
	TRANSPORTATION & LOGISTICS - 2.0%
20,793	Delta Air Lines, Inc.	1,257,977

	TOTAL COMMON STOCKS (Cost $62,414,210)	62,784,602

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.9%
	COLLATERAL FOR SECURITIES LOANED - 4.3%
2,716,718	Mount Vernon Liquid Assets Portfolio, 4.51% (Cost $2,716,718)(c)	$2,716,718

	MONEY MARKET FUNDS - 1.6%
1,036,645	Fidelity Investments Money Market Government Portfolio, Class I, 4.38% (Cost $1,036,645)(c)	1,036,645

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,753,363)	3,753,363

	TOTAL INVESTMENTS - 104.5% (Cost $66,167,573)	$66,537,965
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.5)%	(2,864,786)
	NET ASSETS - 100.0%	$63,673,179

LLC	- Limited Liability Company

PLC	- Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $2,619,262.

(c)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $2,716,718 at December 31, 2024.

(d)	Rate disclosed is the seven-day effective yield as of December 31, 2024.

Donoghue Forlines VIT Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	Donoghue Forlines	Donoghue Forlines
	Dividend VIT Fund	Momentum VIT Fund
ASSETS
Investment securities:
At cost	$9,246,679	$66,167,573
At value (Securities on loan $1,115,679 and $2,619,262, respectively)	$9,389,601	$66,537,965
Dividends and interest receivable	15,581	10,066
Prepaid expenses and other assets	1,343	1,592
TOTAL ASSETS	9,406,525	66,549,623

LIABILITIES
Securities lending collateral (Note 5)	1,145,517	2,716,718
Accrued expenses and other liabilities	19,257	31,291
Payable to related parties	9,273	18,915
Distribution (12b-1) fees payable	1,798	14,095
Payable for Fund shares repurchased	608	39,046
Investment advisory fees payable	117	56,379
TOTAL LIABILITIES	1,176,570	2,876,444
NET ASSETS	$8,229,955	$63,673,179

COMPOSITION OF NET ASSETS:
Paid-in capital	$13,092,792	$51,451,493
Accumulated gains (losses)	(4,862,837)	12,221,686
NET ASSETS	$8,229,955	$63,673,179

NET ASSET VALUE PER SHARE:
Class 1 Shares:
Net Assets	$8,229,955	$63,673,179
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	518,238	2,113,568
Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$15.88	$30.13

See accompanying notes to financial statements.

Donoghue Forlines VIT Funds
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Donoghue Forlines	Donoghue Forlines
	Dividend VIT Fund	Momentum VIT Fund
INVESTMENT INCOME
Dividends	$293,103	$583,159
Interest	7,228	54,025
Securities Lending Income	3,124	8,903
TOTAL INVESTMENT INCOME	303,455	646,087

EXPENSES
Investment advisory fees	85,240	660,870
Distribution (12b-1) fees
Class 1	21,310	165,218
Accounting services fees	27,664	31,293
Administration fees	26,443	85,680
Audit fees	21,002	21,002
Trustees’ fees and expenses	17,416	17,416
Legal fees	13,061	14,061
Transfer agent fees	7,000	6,751
Custodian fees	5,025	8,307
Compliance officer fees	4,562	10,123
Insurance expense	2,694	3,189
Printing and postage expenses	2,000	8,062
Other expenses	1,525	1,025
TOTAL EXPENSES	234,942	1,032,997
Less: Fees waived/reimbursed by the advisor	(64,466)	—
NET EXPENSES	170,476	1,032,997

NET INVESTMENT INCOME (LOSS)	132,979	(386,910)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	1,138,647	20,914,863
Net change in unrealized depreciation on investments	(249,003)	(7,336,226)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	889,644	13,578,637

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,022,623	$13,191,727

See accompanying notes to financial statements.

Donoghue Forlines Dividend VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
FROM OPERATIONS
Net investment income	$132,979	$152,664
Net realized gain (loss) from security transactions	1,138,647	(849,168)
Net change in unrealized appreciation (depreciation) on investments	(249,003)	525,435
Net increase (decrease) in net assets resulting from operations	1,022,623	(171,069)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions Paid
Class 1	(130,845)	(145,942)
Total distributions to shareholders	(130,845)	(145,942)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	36,588	139,679
Reinvestment of distributions
Class 1	130,845	145,942
Payments for shares redeemed
Class 1	(1,137,565)	(937,234)
Net decrease in net assets resulting from shares of beneficial interest	(970,132)	(651,613)

TOTAL DECREASE IN NET ASSETS	(78,354)	(968,624)

NET ASSETS
Beginning of Year	8,308,309	9,276,933
End of Year	$8,229,955	$8,308,309

SHARE ACTIVITY
Class 1:
Shares Sold	2,416	10,068
Shares Reinvested	8,328	10,699
Shares Redeemed	(73,407)	(66,931)
Net decrease in shares of beneficial interest outstanding	(62,663)	(46,164)

See accompanying notes to financial statements.

Donoghue Forlines Momentum VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
FROM OPERATIONS
Net investment loss	$(386,910)	$(174,367)
Net realized gain (loss) from security transactions	20,914,863	(333,976)
Net change in unrealized appreciation (depreciation) on investments	(7,336,226)	10,496,821
Net increase in net assets resulting from operations	13,191,727	9,988,478

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	3,249,447	83,046
Payments for shares redeemed
Class 1	(11,259,466)	(4,784,362)
Net decrease in net assets resulting from shares of beneficial interest	(8,010,019)	(4,701,316)

TOTAL INCREASE IN NET ASSETS	5,181,708	5,287,162

NET ASSETS
Beginning of Year	58,491,471	53,204,309
End of Year	$63,673,179	$58,491,471

SHARE ACTIVITY
Class 1:
Shares Sold	112,333	3,742
Shares Redeemed	(387,482)	(217,582)
Net decrease in shares of beneficial interest outstanding	(275,149)	(213,840)

See accompanying notes to financial statements.

Donoghue Forlines Dividend VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class 1
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of year	$14.30	$14.79	$16.74	$13.01	$14.90
Activity from investment operations:
Net investment income (1)	0.24	0.25	0.21	0.22	0.17
Net realized and unrealized gain (loss) on investments	1.58	(0.50)	(1.94)	3.70	(1.35)
Total from investment operations	1.82	(0.25)	(1.73)	3.92	(1.18)
Less distributions from:
Net investment income	(0.24)	(0.24)	(0.22)	(0.20)	(0.71)
Total distributions	(0.24)	(0.24)	(0.22)	(0.20)	(0.71)
Net asset value, end of year	$15.88	$14.30	$14.79	$16.74	$13.01
Total return (2)	12.76%	(1.58)%	(10.35)%	30.30%	(7.25)%
Net assets, at end of year (000s)	$8,230	$8,308	$9,277	$11,822	$10,054
Ratio of gross expenses to average net assets before waiver (3,5)	2.76%	2.68%	2.54%	2.33%	2.38%
Ratio of net expenses to average net assets after waiver (3,5)	2.00%	2.00%	2.00%	2.00%	2.02%
Ratio of net investment income to average net assets before waivers (3,4,5)	0.80%	1.11%	0.79%	1.12%	0.98%
Ratio of net investment income to average net assets after waivers (3,4,5)	1.56%	1.78%	1.33%	1.45%	1.34%
Portfolio Turnover Rate	181%	299%	183%	180%	303%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

(3)	Does not include the expenses of the investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	2.76%	2.68%	2.54%	2.33%	2.36%

Net expenses to average net assets	2.00%	2.00%	2.00%	2.00%	2.00%

Net investment income to average net assets before waivers	0.80%	1.11%	0.79%	1.12%	1.00%

Net investment income to average net assets after waivers	1.56%	1.78%	1.33%	1.45%	1.36%

See accompanying notes to financial statements.

Donoghue Forlines Momentum VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class 1
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of year	$24.49	$20.44	$32.87	$25.35	$28.15
Activity from investment operations:
Net investment loss (1)	(0.17)	(0.07)	(0.10)	(0.10)	(0.05)
Net realized and unrealized gain (loss) on investments	5.81	4.12	(7.05)	7.62	(0.54)
Total from investment operations	5.64	4.05	(7.15)	7.52	(0.59)
Less distributions from:
Net investment income	—	—	—	—	(0.04)
Net realized gains	—	—	(5.28)	—	(2.17)
Total distributions	—	—	(5.28)	—	(2.21)
Net asset value, end of year	$30.13	$24.49	$20.44	$32.87	$25.35
Total return	23.03%	19.81%	(22.56)%	29.66%	(1.20)%
Net assets, at end of year (000s)	$63,673	$58,491	$53,204	$76,887	$64,139
Ratio of gross expenses to average net assets before waiver (2)	1.56%	1.56%	1.62%	1.53%	1.57%
Ratio of net expenses to average net assets after waiver (2)	1.56%	1.56%	1.62%	1.53%	1.57%
Ratio of net investment loss to average net assets before waivers (2,3)	(0.59)%	(0.32)%	(0.36)%	(0.33)%	(0.20)%
Ratio of net investment loss to average net assets after waivers (2,3)	(0.59)%	(0.32)%	(0.36)%	(0.33)%	(0.20)%
Portfolio Turnover Rate	232%	163%	308%	287%	477%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Does not include the expenses of the investment companies in which the Fund invests.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

1.	ORGANIZATION

The Donoghue Forlines Dividend VIT Fund and the Donoghue Forlines Momentum VIT Fund, (each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including Jefferson National Life Insurance Company. The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life insurance contracts. Jefferson National Life Insurance Company separate accounts own approximately 94% of the shares offered by the Donoghue Forlines Dividend VIT Fund, and 100% of the shares offered by the Donoghue Forlines Momentum VIT Fund.

Each Fund currently offer two classes of shares: Class 1 shares and Class 2 shares. Class 1 and 2 shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds, income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. As of December 31, 2024, Class 2 shares of the Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund have not commenced operations.

The investment objective of each Fund is as follows:

Fund	Objective
Donoghue Forlines Dividend VIT Fund	Total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the Fund.

Donoghue Forlines Momentum VIT Fund	Capital growth with a secondary objective of generating income.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

Securities Valuation – Securities and other assets held by the Funds listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. When the market for these securities is considered active, they will be classified within Level 1 of the fair value hierarchy. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the Advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or are determined to be unreliable, securities will be valued using the “fair value” procedures approved by the Board. The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The “fair value” procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for the Funds’ investments measured at fair value:

Donoghue Forlines Dividend VIT Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Common Stock	$8,087,391	$—	$—	$—	$8,087,391
Collateral for Securities Loaned	—	—	—	1,145,517	$1,145,517
Money Market Fund	156,693	—	—	—	$156,693
Total	$8,244,084	$—	$—	$1,145,517	$9,389,601

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

Donoghue Forlines Momentum VIT Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Common Stock	$62,784,602	$—	$—	$—	$62,784,602
Collateral for Securities Loaned	—	—	—	2,716,718	2,716,718
Money Market Fund	1,036,645	—	—	—	1,036,645
Total	$63,821,247	$—	$—	$2,716,718	$66,537,965

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Schedules of Investments for classification by asset class.

**	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

Security Transactions and Related Income – Security transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the term of the respective securities using the effective interest method. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Funds’ performance.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of index fund bought and sold on a securities exchange. An ETN trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – The following table summarizes each Fund’s investment income and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Donoghue Forlines Dividend VIT Fund	Quarterly	Annually
Donoghue Forlines Momentum VIT Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax- basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 to December 31, 2023, or expected to be taken in the Funds’ December 31, 2024 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
Donoghue Forlines Dividend VIT Fund	$15,192,001	$16,155,759
Donoghue Forlines Momentum VIT Fund	$149,905,505	$158,359,024

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Donoghue Forlines LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), under the oversight of the Board, the Advisor supervises the performance of the daily operations of the Funds and the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Funds’ average daily net assets.

For the year ended December 31, 2024, earned advisory fees for the Funds were as follows:

Fund	Advisory Fees
Donoghue Forlines Dividend VIT Fund	$85,240
Donoghue Forlines Momentum VIT Fund	660,870

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has contractually agreed, at least until October 31, 2025 for the Funds, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements: (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, and (vii) extraordinary expenses, such as litigation expenses (which may

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

include indemnification of Funds’ officers and Trustees, contractual indemnification of Funds’ service providers (other than the Advisor))) do not exceed 2.00% and 2.50%, of each Fund’s average daily net assets for Class 1 and Class 2 shares, respectively.

During the year ended December 31, 2024, the Advisor waived fees/reimbursed expenses pursuant to the Waiver Agreement for the Funds as follows:

Fees Waived by
Fund	the Advisor
Donoghue Forlines Dividend VIT Fund	$64,466

If the Advisor waives any fee or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by a Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through December 31 of the years indicated:

	Recapture through	Recapture through	Recapture through
Fund	December 31, 2025	December 31, 2026	December 31, 2027	Total
Donoghue Forlines Dividend VIT Fund	$55,764	$57,854	$64,466	$178,084
Donoghue Forlines Momentum VIT Fund	$—	$—	$—	$—

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% and 0.50% per year of the average daily net assets of Class 1 and Class 2 shares, respectively.

For the year ended December 31, 2024, the Funds incurred distribution fees under the Plans as follows:

Fund	Class 1
Donoghue Forlines Dividend VIT Fund	$21,310
Donoghue Forlines Momentum VIT Fund	165,218

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended December 31, 2024, there were no underwriting commissions paid for sales of Class 1 or Class 2 shares, respectively.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with US Bank, the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of December 31, 2024:

				Gross Amounts Not Offset in the Statement of Assets & Liabilities *
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments Pledged	Pledged Collateral Received	Net Amount of Assets
Donoghue Forlines Dividend VIT Fund
Description:
Securities Loaned	$1,115,679	$—	$1,115,679	$—	$1,115,679	$—
Total	$1,115,679	$—	$1,115,679	$—	$1,115,679	$—

Donoghue Forlines Momentum VIT Fund
Description:
Securities Loaned	$2,619,262	$—	$2,619,262	$—	$2,619,262	$—
Total	$2,619,262	$—	$2,619,262	$—	$2,619,262	$—

*	The amount is limited to the asset balance and accordingly, does not include excess collateral pledged.

The following table breaks out the holdings received as collateral as of December 31, 2024:

Securities Lending Transactions
Overnight and Continuous
Donoghue Forlines Dividend VIT Fund
Mount Vernon Liquid Assets Portfolio, LLC	$1,145,517

Donoghue Forlines Momentum VIT Fund
Mount Vernon Liquid Assets Portfolio, LLC	$2,716,718

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

The fair value of the securities loaned for Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund totaled $1,115,679, and $2,619,262 at December 31, 2024, respectively. The securities loaned are noted in the Schedules of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $1,145,517 and $2,716,718 for the Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund at December 31, 2024, respectively. This amount is offset by a liability recorded as “Securities lending Collateral.”

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2024, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Donoghue Forlines Dividend VIT Fund	$9,248,689	$256,082	$(115,170)	$140,912
Donoghue Forlines Momentum VIT Fund	$66,168,067	$1,620,245	$(1,250,347)	$369,898

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the fiscal years ended December 31, 2024 and December 31, 2023 was as follows:

For the period ended December 31, 2024:

	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Donoghue Forlines Dividend VIT Fund	$130,845	$—	$—	$130,845
Donoghue Forlines Momentum VIT Fund	—	—	—	—

For the period ended December 31, 2023:

	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Donoghue Forlines Dividend VIT Fund	$145,942	$—	$—	$145,942
Donoghue Forlines Momentum VIT Fund	—	—	—	—

As of December 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Donoghue Forlines Dividend VIT Fund	$92,229	$—	$—	$(5,095,978)	$—	$140,912	$(4,862,837)
Donoghue Forlines Momentum VIT Fund	1,756,159	10,095,629	—	—	—	369,898	12,221,686

The difference between book basis and tax basis accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-Corporation return of capital distributions.

At December 31, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carryforwards utilized as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	Utilized
Donoghue Forlines Dividend VIT Fund	$4,313,895	$782,083	$5,095,978	$1,141,168
Donoghue Forlines Momentum VIT Fund	—	—	—	8,672,278

Donoghue Forlines VIT Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds. Persons controlling the Funds can determine the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the advisory agreement with the Advisor.

Shareholder	Fund	Percent
Jefferson National Life Insurance Co.	Donoghue Forlines Dividend VIT Fund	93.61%
Jefferson National Life Insurance Co.	Donoghue Forlines Momentum VIT Fund	100.00%

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Variable Trust and Shareholders of Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund (the “Funds”), each a fund constituting the Northern Lights Variable Trust (the “Trust”), including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 24, 2025

We have served as the auditor of one or more Donoghue Forlines Funds investment companies since 2018.

Donoghue Forlines VIT Funds

ADDITIONAL INFORMATION (Unaudited)

December 31, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Donoghue Forlines, LLC

Adviser to Donoghue Forlines Dividend VIT &

Donoghue Forlines Momentum VIT*

In connection with the regular meeting held on September 25-26, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Donoghue Forlines, LLC (“Donoghue” or “Adviser”) and the Trust, with respect to the Donoghue Forlines Dividend VIT Fund (“Dividend VIT”) & Donoghue Forlines Momentum VIT Fund (“Momentum VIT”) (each the “Fund” and collectively referred to as the “Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees noted that Donoghue was originally founded in 1986 and reorganized in 2017, managed approximately $754 million in assets, and specialized in actively managed investment strategies. The Trustees reviewed the background of the key investment personnel responsible for servicing the Funds, considering their education and varied financial industry experience. The Trustees observed that Donoghue conducted research and analysis of technical indicators to identify market trends specific to each strategy, and that Donoghue mitigated risk through non-reactionary shifts of Fund assets to less risky sectors. The Trustees further observed that Donoghue’s personnel met regularly to assess risk and volatility, as well as to analyze technical, economic, and political events before deciding to take defensive positions. The Trustees agreed that the Adviser dedicated plentiful resources to support its tactically driven active management style and concluded that they expected the Adviser to continue providing quality service to the Funds for the benefit of their respective shareholders.

Performance.

Dividend VIT. The Trustees observed the Fund’s returns over the prior one-year, three -year, and five-year periods were below the category median, and that the Fund’s returns on a since inception basis were equal to the category median. The Trustees agreed that the Fund had delivered reasonable long term returns and that the Fund’s performance was satisfactory.

Momentum VIT. The Trustees observed that the Fund had the highest returns in its category over the prior one-year period, and the Fund’s returns over the prior three-year, five- year, and since inception periods were in the top quartile of the category. The Trustees agreed that the Fund’s returns over an extended period were strong.

Fees and Expenses.

Dividend VIT. The Trustees observed that Donoghue charged the Fund an annual advisory fee of 1.00%, which was higher than the peer group and category median. The Trustees also observed that the Fund had a net expense ratio of 2.00%,

Donoghue Forlines VIT Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

December 31, 2024

which was also higher than the peer group and category median. The Trustees considered that the Fund currently had less than $10 million assets, and Donoghue’s representation that the expense ratio would lower as the Fund increased in size. The Trustees also considered that Donoghue had an expense limitation agreement in place with respect to the Fund and Donoghue’s assertion that the fees and expenses were warranted in light of the resources required to execute the Fund’s tactical strategy. The Trustees agreed that the Fund’s fees and expenses were not unreasonable.

Momentum VIT. The Trustees noted that Donoghue charged the Fund an annual advisory fee of 1.00%, which was higher than both the category and peer group average. The Trustees further noted that the Fund had a net expense ratio of 1.56%, which was also higher than the category and peer group average. The Trustees considered Donoghue’s assertion that the fee was warranted due to the tactical ability of the Fund to preserve capital by moving to short-term treasuries during times of major market downturns and that the Fund’s expenses would decrease as it grew in size. The Trustees also acknowledged that Donoghue had an expense limitation agreement in place with respect to the Fund. The Trustees agreed that the Fund’s fees and expenses were not unreasonable.

Economies of Scale. The Trustees considered whether Donoghue had achieved economies of scale with respect to the Funds. The Trustees noted that the Funds had collectively lost assets over the past year and agreed that each of the Funds would benefit from economies of scale at higher asset levels. The Trustees noted that Donoghue had indicated its willingness to implement breakpoints in the future, and that the shareholders of several of the Funds were currently benefitting from expense limitation agreements. The Trustees agreed to monitor and revisit the issue of economies of scale at the appropriate time.

Profitability. The Trustees reviewed the profitability analysis provided by Donoghue and considered its profitability in connection with its management of each of the Funds. The Trustees noted that Donoghue’s profitability with respect to the Funds varied, and that the adviser had realized a profit with respect to Momentum VIT and realized a loss with respect to Dividend VIT. The Trustees recalled that Donoghue had offered the business, operation, and regulatory risks it assumed in managing the Funds, as well as the necessary resources to support the Funds’ tactical investment style, as factors justifying its profitability. The Trustees agreed that Donoghue’s profitability with respect to each Fund was not excessive.

Conclusion. Having requested and received such information from Donoghue as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the renewal of the Advisory Agreements between NLVT and Donoghue on behalf of the Funds was in the best interests of each of the aforementioned Funds and each Fund’s respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Variable Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 3/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 3/4/2025

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer
Date: 3/4/2025